Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 2,151,000	$ 69,000
Deferred transaction costs	1,114,000
Prepaid expenses and other current assets	385,000	65,000
Total current assets	3,650,000	134,000
Equipment, net	98,000
Total assets	3,748,000	134,000
Current liabilities:
Bridge loans, net	3,557,000
Accounts payable	3,708,000	32,000
Accrued expenses and other current liabilities	221,000	21,000
Total current liabilities	7,486,000	53,000
Related party loan, non-current	325,000	107,000
Other non-current liabilities	167,000	6,000
Total liabilities	7,978,000	166,000
Commitments and contingencies (Note 5)
Quotaholders’ deficit:
Corporate capital	15,000	3,000
Additional paid-in capital	1,402,000
Accumulated deficit	(5,617,000)	(36,862)
Accumulated other comprehensive income	(30,000)	2,000
Total quotaholders’ deficit	(4,230,000)	(32,000)
Total liabilities and quotaholders’ deficit	$ 3,748,000	134,000
Related Party
Assets
Due from related parties		0	8,830
Previously Reported [Member]
Assets
Cash and cash equivalents		68,934	1,677
Prepaid expenses and other current assets		64,079	1,367
Total current assets		133,013	11,874
Total assets		133,013	11,874
Current liabilities:
Accounts payable		32,264	713
Accrued expenses and other current liabilities		20,523	9,062
Total current liabilities		52,787	9,775
Related party loan, non-current		106,780
Other non-current liabilities		5,585	2,103
Total liabilities		165,152	11,878
Commitments and contingencies (Note 5)
Quotaholders’ deficit:
Corporate capital		3,160	3,160
Accumulated deficit		(36,862)	(3,281)
Accumulated other comprehensive income		1,563	117
Total quotaholders’ deficit		(32,139)	(4)
Total liabilities and quotaholders’ deficit		133,013	11,874
Previously Reported [Member] | Related Party
Assets
Due from related parties			$ 8,830